Investment properties (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Increase (Decrease) in Fair Value

	31 December	31 December
	2023	2022
Cost
Opening balance	1,329,958	737,031
Disposal	-	(256,502)
Transfer from property, plant and equipment	(141,411)	849,429
Closing balance	1,188,547	1,329,958

Accumulated depreciation
Opening balance	1,150,873	555,938
Transfer from property, plant and equipment	(113,520)	731,185
Depreciation and impairment charges during the year	8,829	34,428
Disposal	-	(170,678)
Closing balance	1,046,182	1,150,873

Net book value	142,365	179,085

Summary of Investment Properties and Information About Fair Value Hierarchy

31 December 2023	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	164,000	Discounted cash flow
Investment properties in Ankara	-	96,700	-	Market approach
Investment properties in Adana	-	24,500	-	Market approach
Investment properties in Aydın	-	16,000	-	Market approach
Total	-	137,200	164,000

31 December 2022	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	162,895	Discounted cash flow
Investment properties in Ankara	-	96,392	-	Market approach
Investment properties in Adana	-	21,420	-	Market approach
Investment properties in Istanbul	-	10,710	-	Market approach
Investment properties in Aydın	-	14,253	-	Market approach
Total	-	142,775	162,895